Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2022
Parent Company Only [Abstract]
Statements of Comprehensive Income
Statements of Comprehensive Income

(dollars in thousands)	Years ended December 31,
	2022	2021	2020
Income:
Dividends and interest from subsidiaries	$34,125	34,096	31,100
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	34,125	34,096	31,100

Expense:
Operating supplies	-	21	20
Professional services	585	819	655
Miscellaneous expense	1,752	3,419	1,666
Total expense	2,337	4,259	2,341
Income before income taxes and subsidiaries’ undistributed earnings	31,788	29,837	28,759
Income tax benefit	(559)	(972)	(558)
Income before subsidiaries’ undistributed earnings	32,347	30,809	29,317
Equity in undistributed earnings of subsidiaries	42,887	30,710	23,135
Net income	$75,234	61,519	52,452
Change in other comprehensive (loss) income	(39,341)	211	7,475
Comprehensive income	$35,893	61,730	59,927

Statements of Condition
Statements of Condition

(dollars in thousands)	December 31,
	2022	2021
Assets:
Cash in subsidiary bank	$25,079	26,725
Investments in subsidiaries	583,370	583,307
Securities available for sale	36	36
Other assets	809	681

Total assets	609,294	610,749
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	9,307	9,621
Total liabilities	9,307	9,621
Shareholders’ equity	599,987	601,128

Total liabilities and shareholders’ equity	$609,294	610,749

Statements of Cash Flows
Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2022	2021	2020
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$75,234	61,519	52,452
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(42,887)	(30,710)	(23,135)
Stock based compensation expense	-	-	15
Net change in other assets and accrued expenses	(440)	354	515
Total adjustments	(43,327)	(30,356)	(22,605)

Net cash provided by operating activities	31,907	31,163	29,847

Cash flows from investing activities:
Purchases of securities available for sale	-	-	(1)

Net cash used in investing activities	-	-	(1)

Cash flows from financing activities:
Cash used to settle fractional shares in the Reverse Stock Split	-	(200)	-
Proceeds from exercise of stock options	429	260	-
Dividends paid	(26,978)	(26,266)	(26,317)
Payments to acquire treasury stock	(7,004)	(2,386)	(3,493)
Proceeds from sales of treasury stock	-	-	-
Net cash used in financing activities	(33,553)	(28,592)	(29,810)

Net increase in cash and cash equivalents	(1,646)	2,571	36

Cash and cash equivalents at beginning of year	26,725	24,154	24,118

Cash and cash equivalents at end of year	$25,079	26,725	24,154